Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill, net
Schedule of Changes in Carrying Amount of Goodwill, net
Changes in the carrying amount of goodwill consist of the following:

($ thousands)	North America Gaming and Interactive	North America Lottery	International	Italy	Total
Balance at December 31, 2015	2,626,282	1,217,155	1,535,083	1,451,979	6,830,499

Acquisitions	(402)	4,374	(64)	3,734	7,642
Foreign currency translation	—	—	(7,470)	(20,381)	(27,851)
Other	—	—	—	(278)	(278)
Balance at December 31, 2016	2,625,880	1,221,529	1,527,549	1,435,054	6,810,012

Impairment loss	(714,000)	—	—	—	(714,000)
Disposal	(473,000)	—	—	—	(473,000)
Acquisitions	—	—	14,890	7,303	22,193
Foreign currency translation	—	—	6,786	70,949	77,735
Other	987	60	156	(328)	875
Balance at December 31, 2017	1,439,867	1,221,589	1,549,381	1,512,978	5,723,815

Balance at December 31, 2016
Cost	2,625,880	1,225,622	1,639,282	1,436,635	6,927,419
Accumulated impairment loss	—	(4,093)	(111,733)	(1,581)	(117,407)
	2,625,880	1,221,529	1,527,549	1,435,054	6,810,012

Balance at December 31, 2017
Cost	2,153,867	1,225,682	1,674,381	1,514,777	6,568,707
Accumulated impairment loss	(714,000)	(4,093)	(125,000)	(1,799)	(844,892)
	1,439,867	1,221,589	1,549,381	1,512,978	5,723,815